SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 11. SUBSEQUENT EVENTS

On July 23, 2014, the Company entered into a short-term promissory note (the “Note”) with ASPS Energy Investments Ltd., a company whose voting and investment control is held by Mr. Robert Rosenthal, the Company’s President and Chief Executive Officer. The Note is for a principal amount of $20,000, bears interest at the rate of 4% per annum, and is payable on or before August 26, 2014. The proceeds from the Note will be used for the Company’s general business purposes.

On August 12, 2014 the Company entered into a Securities Purchase Agreement with WHC Capital, LLC. (“the Investor”). The Securities Purchase Agreement provides the Company with a note in the principal amount of $210,000 and offers warrants, expiring thirty-six months from the execution of the Agreement and exercisable into 500,000 common shares of the Company’s Common Stock at $.15 per share.

On January 27, 2014, the Company entered into a Stock Purchase Agreement with Oel und Erdgazforshung AG, a German Corporation, for the sale and issuance of 854,701 shares of the Company’s common stock for a purchase price of $200,000, and warrants to purchase an aggregate of 100,000 shares of Common Stock, at an exercise price of $.30 per share. The Warrants are exercisable immediately and expire January 27, 2017.

On February 3, 2014, ASPS elected to convert its $50,000 loan plus interest to date (totaling $52,153) to Two Hundred-thousand, Five Hundred-ninety (200,590) common shares based on the previous days close (Friday, January 31, 2014) of $0.26 per share.